Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts receivable [Abstract]
Trade accounts receivable from third-part customers	$ 3,922,211	$ 1,345,755
Less: allowances for doubtful accounts	(1,771,761)	(904,052)
Total accounts receivable from third-party customers, net	2,150,450	441,703
Add: accounts receivable, net, related parties	83,736	93,589
Accounts receivable, net	$ 2,234,186	$ 535,292